INCOME TAXES	12 Months Ended
Dec. 31, 2017
INCOME TAXES
INCOME TAXES

16.       INCOME TAXES

The relationship between the expected tax expense based on the combined federal and provincial income tax rate in Canada and the reported tax expense in the consolidated statement of comprehensive income can be reconciled as follows:

	For the years ended December 31,
	2017	2016	2015
Loss before income taxes	$(22,424,293)	$(86,294,370)	$(26,563,139)
Statutory tax rate	26.00%	26.00%	26.00%
Recovery of income taxes based on the combined Canadian
federal and provincial statutory rates	(5,830,316)	(22,436,536)	(6,906,416)
Share-based remuneration	650,335	468,939	1,061,468
Effect of rate change	(2,344,122)	—	—
Foreign exchange adjustment	(28,668)	333,276	126,654
Other permanent differences	(1,798,205)	(8,821,908)	(2,352,402)
Unrecognized deferred tax benefits	9,670,642	30,531,995	8,191,467
Difference in tax rates between foreign jurisdictions and Canada	164,762	124,757	46,580

Income tax expense	$484,428	$200,523	$167,351

The components of income tax expense are shown in the following table:

	For the years ended December 31,
	2017	2016	2015
Current tax	$484,428	$200,523	$167,351
Deferred tax	—	—	—

Income tax expense	$484,428	$200,523	$167,351

The Company recorded no deferred tax assets in the consolidated statement of financial position as it is not yet probable that future taxable profit will be available against which the deductible temporary differences and the carry forward of unused tax credits and unused tax losses can be utilized. The unrecognized deferred tax assets include tax losses, research and development pools and differences between the carrying amount and the tax basis of the following items:

	For the years ended December 31,
Deferred tax assets	2017	2016	2015
Investment tax credits	$3,108,576	$2,689,744	$3,454,503
Capital assets	500,445	328,039	212,311
Share issue expenses	1,774,820	772,687	999,066
Non-capital loss carry forwards	56,627,473	22,828,376	15,639,367
Foreign exchange	5,500	(12,388)	1,093
Research and development expenditures	265,260	68,037	3,523,925
Reserve for legal damages	—	28,205,068	—
Deferred compensation	31,387	50,454	29,907

	$62,313,461	$54,930,017	$23,860,172

Included in the Company's deferred tax assets not recognized above as at December 31, 2017, is $982,443 of research and development expenditures available to reduce taxable income in the future periods with no expiry date. The Company has loss carry forward balances for income tax purposes of $233,544,898 that are available to reduce taxable income in Canada in the future periods, if any, expiring at various times through to the year 2037. The Company also has investment tax credits of $3,769,799 available to reduce income taxes in the future periods, expiring at various times through to the year 2037.